Related and Interested Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of balances with related parties
	Six months ended	Six months ended	Year ended
	June 30,	June 30,	December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Trade and other payables	165	106	261

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Related companies receivables	-	-	87
Trade and other payables	261	117	52

Disclosure of expense amounts with respect to related parties

	Period ended June 30,	Period ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	307	242	588
Legal and professional services	222	135	301
Share-based payments	375	309	777

Sales and Marketing expenses
Salaries, wages and related expenses	52	-	-
Professional services	17	-	-
Share-based payments	185	-	-

Research & Development expenses
Salaries, wages and related	133	138	338
Share-based payments	10	41	66

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	588	316	89
Legal and professional services	301	281	58
Share-based payments	777	488	-

Research & Development expenses
Salaries, wages and related	338	121	-
Share-based payments	66	64	15